Plan’s Interest in Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 001 - USD ($) $ in Thousands	Apr. 30, 2025	Apr. 30, 2024
EBP, Master Trust [Line Items]
Net assets available for benefits	$ 386,244	$ 348,603
Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total investments at fair value	345,865	309,659
Total investments at contract value	27,394	26,872
Net assets available for benefits	373,259	336,532
Plan's Interest in Master Trust | Collective trusts
EBP, Master Trust [Line Items]
Total investments at fair value	336,502	301,749
Plan's Interest in Master Trust | Registered investment companies
EBP, Master Trust [Line Items]
Total investments at fair value	3,188	1,755
Plan's Interest in Master Trust | Medtronic plc Stock Fund and Medtronic ESOP Fund
EBP, Master Trust [Line Items]
Total investments at fair value	3,943	3,996
Plan's Interest in Master Trust | Self-directed brokerage account
EBP, Master Trust [Line Items]
Total investments at fair value	2,232	2,159
Plan's Interest in Master Trust | Medtronic Capital Preservation Fund
EBP, Master Trust [Line Items]
Total investments at contract value	27,394	26,872
Total Master Trust Assets
EBP, Master Trust [Line Items]
Total investments at fair value	13,259,686	12,386,612
Total investments at contract value	510,159	558,648
Net assets available for benefits	13,769,845	12,945,260
Total Master Trust Assets | Collective trusts
EBP, Master Trust [Line Items]
Total investments at fair value	11,993,984	11,170,530
Total Master Trust Assets | Registered investment companies
EBP, Master Trust [Line Items]
Total investments at fair value	43,948	22,390
Total Master Trust Assets | Medtronic plc Stock Fund and Medtronic ESOP Fund
EBP, Master Trust [Line Items]
Total investments at fair value	441,914	468,345
Total Master Trust Assets | Self-directed brokerage account
EBP, Master Trust [Line Items]
Total investments at fair value	779,840	725,347
Total Master Trust Assets | Medtronic Capital Preservation Fund
EBP, Master Trust [Line Items]
Total investments at contract value	$ 510,159	$ 558,648